BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Mar. 31, 2012
Common Stock, Shares, Issued	2,792,967	1,437,500
Common Stock, Shares, Outstanding	2,792,967	1,437,500
Common Stock, No Par Value	$ 0	$ 0
Temporary Equity, Shares Outstanding	4,394,533